Property, plant and equipment - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalised	₨ 2,072	₨ 1,928
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	6.03%	6.03%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate used to determine borrowing costs eligible for capitalisation	15.02%	15.02%
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Restrictions on title	₨ 379	₨ 395
Land [member] | Adjustments To Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Actualisation of provisional capitalisation	19	73
Land [member] | General Power Of Attorney [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Restrictions on title	429	510
Plant And Equipment [Member] | Adjustments To Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Actualisation of provisional capitalisation	265	51
Capital Work In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Written off	39	27
Capital Work In Progress [Member] | Adjustments To Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Actualisation of provisional capitalisation	₨ 4	₨ 188